Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	June 30,
	2022	2021
Interest on long-term debt and other financial liabilities	4,416	4,026
Convertible notes interest expense	380	1,071
Amortization of deferred finance fees and debt discounts	1,121	1,702
Amortization of deferred finance fees and debt discounts (shares issued to third party - non-cash)	154	174
Convertible notes amortization of deferred finance fees and debt discount (non-cash)	-	1,238
Other	101	152
Total	6,172	8,363